Finance Income and Expenses (Details) - DKK (kr) kr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Financial Income:
Interest and other financial income			kr 44,754	kr 28,007
Realized and unrealized gains on marketable securities, net			26,151
Realized and unrealized gains on fair value hedges, net				2,282
Realized and unrealized exchange rate gains, net			26,218	111,238
Total financial income			97,123	141,527
Financial expenses:
Interest and other financial expenses			3,816	273
Realized and unrealized losses on marketable securities, net				9,463
Total financial expenses			3,816	9,736
Net financial items	kr (26,639)	kr 200,271	kr 93,307	kr 131,791